UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
December 31, 2010 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Consumer Discretionary--12.7%
Autoliv	45,200	a	3,568,088
Big Lots	1,100	b	33,506
Ford Motor	245,300	b	4,118,587
Gannett	19,500		294,255
ITT Educational Services	8,300	a,b	528,627
Starbucks	96,800		3,110,184
Target	71,700		4,311,321
Washington Post, Cl. B	4,700	a	2,065,650
			18,030,218
Consumer Staples--9.1%
Colgate-Palmolive	18,800		1,510,956
Dr. Pepper Snapple Group	78,800		2,770,608
Energizer Holdings	36,600	b	2,668,140
Hormel Foods	45,000		2,306,700
Procter & Gamble	7,000		450,310
Wal-Mart Stores	37,000		1,995,410
Walgreen	30,600		1,192,176
			12,894,300
Energy--9.7%
Chevron	41,000		3,741,250
Cimarex Energy	33,900		3,001,167
ConocoPhillips	17,200		1,171,320
Exxon Mobil	52,100		3,809,552
Forest Oil	4,700	b	178,459
Whiting Petroleum	15,500	b	1,816,445
			13,718,193
Financial--4.1%
Annaly Capital Management	139,900	c	2,507,008
Moody's	122,600		3,253,804
			5,760,812

Health Care--12.4%
Abbott Laboratories	3,000		143,730
Amgen	46,800	b	2,569,320
Becton Dickinson & Co.	2,200		185,944
Biogen Idec	7,200	b	482,760
C.R. Bard	23,700		2,174,949
Eli Lilly & Co.	46,200		1,618,848
Express Scripts	64,700	b	3,497,035
Gilead Sciences	95,700	b	3,468,168
Johnson & Johnson	54,600		3,377,010
			17,517,764

Industrial--7.9%
Deere & Co.	10,300		855,415
General Electric	18,000		329,220
R.R. Donnelley & Sons	65,900		1,151,273
Raytheon	43,600		2,020,424
Textron	114,500	a	2,706,780
Timken	41,100		1,961,703
Toro	35,100		2,163,564
			11,188,379
Information Technology--30.9%
Activision Blizzard	238,100		2,961,964
Apple	11,779	b	3,799,434
CA	17,485		427,333
Cisco Systems	36,000	b	728,280
Corning	163,900		3,166,548
First Solar	10,700	a,b	1,392,498
Fiserv	19,800	b	1,159,488
Google, Cl. A	5,700	b	3,385,629
Hewlett-Packard	32,088		1,350,905
International Business Machines	47,700		7,000,452
Lam Research	37,400	b	1,936,572
MasterCard, Cl. A	7,500		1,680,825
Microsoft	239,001		6,672,908
Oracle	85,000		2,660,500
SanDisk	57,700	b	2,876,922
Visa, Cl. A	10,000		703,800
Vishay Intertechnology	128,000	b	1,879,040
			43,783,098
Materials--7.9%
Ball	41,800		2,844,490
Freeport-McMoRan Copper & Gold	42,400		5,091,816
Lubrizol	27,200		2,907,136
Reliance Steel & Aluminum	5,200		265,720
			11,109,162
Telecommunication Services--2.0%
AT&T	96,900		2,846,922

Utilities--3.3%
DPL	54,400		1,398,624
DTE Energy	57,200		2,592,304
Integrys Energy Group	5,700	a	276,507
Wisconsin Energy	6,700		394,362
			4,661,797
Total Common Stocks
(cost $123,675,869)			141,510,645

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $423,000)	423,000	[d]	423,000

Investment of Cash Collateral for
Securities Loaned--4.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,889,639)	6,889,639	[d]	6,889,639

Total Investments (cost $130,988,508)	105.1%		148,823,284
Liabilities, Less Cash and Receivables	(5.1%)		(7,278,653)
Net Assets	100.0%		141,544,631

a Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was $6,714,962 and the market value of the collateral held by the fund was $6,889,639.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $130,988,508.

Net unrealized appreciation on investments was $17,834,776 of which $20,093,336 related to appreciated investment securities and $2,258,560 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	30.9
Consumer Discretionary	12.7
Health Care	12.4
Energy	9.7
Consumer Staples	9.1
Industrial	7.9
Materials	7.9
Money Market Investments	5.1
Financial	4.1
Utilities	3.3
Telecommunication Services	2.0
105.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	137,942,557	-	-	137,942,557
Equity Securities - Foreign+	3,568,088	-	-	3,568,088
Mutual Funds	7,312,639	-	-	7,312,639

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Research Core Fund
December 31, 2010 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Consumer Discretionary--11.9%
Amazon.com	19,170	a	3,450,600
Carnival	58,150		2,681,297
DIRECTV, Cl. A	51,160	a	2,042,819
General Motors	37,420		1,379,301
Guess?	36,150		1,710,618
Johnson Controls	64,160		2,450,912
Limited Brands	73,310		2,252,816
Lowe's	73,090		1,833,097
Macy's	101,830		2,576,299
Newell Rubbermaid	130,600		2,374,308
News, Cl. A	129,480		1,885,229
Nordstrom	65,820		2,789,452
Omnicom Group	34,190		1,565,902
Target	70,810		4,257,805
			33,250,455
Consumer Staples--9.8%
Clorox	8,170		516,998
Dr. Pepper Snapple Group	49,800		1,750,968
Energizer Holdings	28,960	a	2,111,184
PepsiCo	83,050		5,425,657
Philip Morris International	69,540		4,070,176
Procter & Gamble	124,020		7,978,207
Walgreen	61,320		2,389,027
Whole Foods Market	63,800		3,227,642
			27,469,859
Energy--11.6%
Apache	46,340		5,525,118
Cameron International	50,490	a	2,561,358
Exxon Mobil	137,970		10,088,366
Halliburton	59,960		2,448,167

Newfield Exploration	36,780	a	2,652,206
Occidental Petroleum	39,330		3,858,273
Schlumberger	63,450		5,298,075
			32,431,563
Financial--13.3%
Aflac	52,240		2,947,903
Ameriprise Financial	44,260		2,547,163
Bank of America	594,670		7,932,898
Citigroup	1,521,710	a	7,197,688
Comerica	82,600		3,489,024
IntercontinentalExchange	20,540	a	2,447,341
MetLife	83,060		3,691,186
Wells Fargo & Co.	224,380		6,953,536
			37,206,739
Health Care--12.7%
Agilent Technologies	69,880	a	2,895,128
Allergan	20,120		1,381,640
Allscripts Healthcare Solutions	89,040	a	1,715,801
Celgene	34,200	a	2,022,588
Covidien	40,310		1,840,555
Edwards Lifesciences	20,870	a	1,687,131
Express Scripts	42,950	a	2,321,448
McKesson	30,630		2,155,739
Merck & Co.	127,410		4,591,856
Pfizer	311,090		5,447,186
Sanofi-Aventis, ADR	38,280		1,233,764
St. Jude Medical	59,530	a	2,544,908
Thermo Fisher Scientific	43,540	a	2,410,374
Vertex Pharmaceuticals	45,340	a	1,588,260
Warner Chilcott, Cl. A	73,390		1,655,678
			35,492,056
Industrial--11.1%
Caterpillar	71,310		6,678,895
Cooper Industries	54,130		3,155,238
Cummins	40,610		4,467,506
General Electric	345,520		6,319,561
Ingersoll-Rand	69,990		3,295,829

Norfolk Southern	46,670		2,931,809
United Technologies	53,090		4,179,245
			31,028,083
Information Technology--20.4%
Akamai Technologies	39,890	a	1,876,825
Amphenol, Cl. A	67,870		3,582,179
Apple	35,300	a	11,386,368
Cree	45,060	a,b	2,969,003
F5 Networks	13,090	a	1,703,794
Google, Cl. A	12,630	a	7,501,841
Informatica	56,160	a	2,472,725
International Business Machines	47,980		7,041,545
Motorola	248,470	a	2,253,623
NetApp	38,810	a	2,132,998
Oracle	189,510		5,931,663
Paychex	94,080		2,908,013
QUALCOMM	62,170		3,076,793
Teradata	57,850	a	2,381,106
			57,218,476
Materials--4.0%
Crown Holdings	51,370	a	1,714,731
Eastman Chemical	53,100		4,464,648
Freeport-McMoRan Copper & Gold	42,010		5,044,981
			11,224,360
Telecommunication Services--2.3%
AT&T	214,430		6,299,953
Utilities--1.6%
American Electric Power	51,500		1,852,970
NextEra Energy	48,860		2,540,231
			4,393,201
Total Common Stocks
(cost $238,422,719)			276,014,745

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $4,712,000)	4,712,000	[c]	4,712,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,046,174)	2,046,174	[c]	2,046,174

Total Investments (cost $245,180,893)	101.1%		282,772,919
Liabilities, Less Cash and Receivables	(1.1%)		(2,976,833)
Net Assets	100.0%		279,796,086

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's security on loan was $1,985,925 and the market value of the collateral held by the fund was $2,046,174.
c	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $245,180,893.

Net unrealized appreciation on investments was $37,592,026 of which $46,608,630 related to appreciated investment securities and $9,016,604 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	274,780,981	-	-	274,780,981
Equity Securities - Foreign+	1,233,764	-	-	1,233,764
Mutual Funds	6,758,174	-	-	6,758,174

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
December 31, 2010 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Consumer Discretionary--19.3%
Aeropostale	15,800	a	389,312
American Greetings, Cl. A	163,300		3,618,728
Big Lots	111,900	a	3,408,474
Bob Evans Farms	5,800		191,168
Career Education	6,800	a,b	140,964
Fossil	5,500	a	387,640
GameStop, Cl. A	140,800	a,b	3,221,504
H & R Block	78,200		931,362
J Crew Group	10,700	a	461,598
John Wiley & Sons, Cl. A	8,200		370,968
Meredith	7,700		266,805
Scholastic	3,800	b	112,252
Target	58,800		3,535,644
Timberland, Cl. A	8,300	a	204,097
TRW Automotive Holdings	63,000	a	3,320,100
VF	42,000		3,619,560
Warnaco Group	57,300	a	3,155,511
Washington Post, Cl. B	7,100	b	3,120,450
Whirlpool	17,300		1,536,759
			31,992,896
Consumer Staples--4.5%
Church & Dwight	57,900		3,996,258
Energizer Holdings	7,000	a	510,300
Tyson Foods, Cl. A	171,200		2,948,064
			7,454,622
Energy--7.0%
Arch Coal	62,500		2,191,250
Chevron	39,700		3,622,625
Cimarex Energy	58,000		5,134,740
Southern Union	23,700		570,459

			11,519,074
Financial--13.9%
Apartment Investment & Management,
Cl. A	66,900	c	1,728,696
Aspen Insurance Holdings	116,600		3,337,092
Cullen/Frost Bankers	9,800	b	598,976
Federal Realty Investment Trust	7,100	c	553,303
Fifth Third Bancorp	131,900		1,936,292
Fulton Financial	68,600		709,324
Hospitality Properties Trust	8,700	c	200,448
Huntington Bancshares	254,100		1,745,667
International Bancshares	9,900		198,297
Mack-Cali Realty	9,200	c	304,152
Nationwide Health Properties	13,000	c	472,940
NewAlliance Bancshares	20,200		302,596
Prudential Financial	31,500		1,849,365
Rayonier	77,900	c	4,091,308
Reinsurance Group of America	62,800		3,372,988
Transatlantic Holdings	19,600		1,011,752
Waddell & Reed Financial, Cl. A	16,300		575,227
			22,988,423
Health Care--14.8%
Celgene	7,700	a	455,378
Cephalon	53,600	a	3,308,192
CIGNA	62,600		2,294,916
Cooper	54,700		3,081,798
Endo Pharmaceuticals Holdings	81,800	a	2,921,078
Health Net	12,300	a	335,667
Hologic	8,200	a	154,324
Kindred Healthcare	70,000	a	1,285,900
Life Technologies	43,500	a	2,414,250
Lincare Holdings	12,150		325,985
Medicis Pharmaceutical, Cl. A	25,300		677,787
Mylan	79,000	a	1,669,270
Resmed	51,500	a,b	1,783,960
Teleflex	4,700		252,907
Zimmer Holdings	66,000	a	3,542,880

			24,504,292
Industrial--13.1%
AGCO	11,800	a	597,788
Alaska Air Group	77,700	a	4,404,813
Chicago Bridge & Iron (NY Shares)	30,100	a	990,290
JB Hunt Transport Services	66,400		2,709,784
Kansas City Southern	16,500	a	789,690
Oshkosh	86,000	a	3,030,640
Ryder System	26,200		1,379,168
SPX	6,100		436,089
Thomas & Betts	8,400	a	405,720
Timken	15,200		725,496
Toro	30,200		1,861,528
URS	10,000	a	416,100
W.W. Grainger	17,600		2,430,736
Waste Connections	55,750		1,534,797
			21,712,639
Information Technology--13.9%
ACI Worldwide	6,500	a	174,655
Advent Software	3,000	a,b	173,760
Amdocs	10,600	a	291,182
Applied Materials	14,000		196,700
Computer Sciences	77,700		3,853,920
Convergys	23,500	a	309,495
Corning	170,000		3,284,400
FactSet Research Systems	4,900	b	459,424
Fairchild Semiconductor
International	95,300	a	1,487,633
Harris	59,100		2,677,230
Ingram Micro, Cl. A	7,700	a	146,993

Itron	13,300	a	737,485
Lender Processing Services	18,200		537,264
Lexmark International, Cl. A	77,600	a	2,702,032
ManTech International, Cl. A	7,700	a	318,241
Plantronics	88,100		3,279,082
RF Micro Devices	79,700	a	585,795
Tech Data	7,500	a	330,150
Varian Semiconductor Equipment
Associates	10,000	a	369,700
Vishay Intertechnology	70,800	a	1,039,344
Vishay Precision Group	7,371	a	138,870
			23,093,355
Materials--9.6%
Cytec Industries	9,300		493,458
Domtar	42,700		3,241,784
Lubrizol	50,800		5,429,504
Minerals Technologies	66,800		4,369,388
Newmont Mining	27,200		1,670,896
Scotts Miracle-Gro, Cl. A	15,000		761,550
			15,966,580
Utilities--3.9%
DPL	73,900		1,899,969
Energen	62,800		3,030,728
Great Plains Energy	60,800		1,178,912
ONEOK	4,900		271,803
			6,381,412
Total Common Stocks
(cost $145,234,567)			165,613,293

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,087,000)	1,087,000	[d]	1,087,000
Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $8,221,735)	8,221,735	[d]	8,221,735
Total Investments (cost $154,543,302)	105.6%		174,922,028
Liabilities, Less Cash and Receivables	(5.6%)		(9,273,223)
Net Assets	100.0%		165,648,805

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was $7,986,968 and the market value of the collateral held by the fund was $8,221,735.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $154,543,302. Net unrealized appreciation on investments was $20,378,726 of which $22,532,261 related to appreciated investment securities and $2,153,535 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	19.3
Health Care	14.8
Information Technology	13.9
Financial	13.9
Industrial	13.1
Materials	9.6
Energy	7.0
Money Market Investments	5.6
Consumer Staples	4.5
Utilities	3.9
105.6

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	165,613,293	-	-	165,613,293
Mutual Funds	9,308,735	-	-	9,308,735

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)